NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
12.	NON-CONTROLLING INTEREST

Non-controlling interest consists of the following:

	December 31,
	2016	2015
Paid-in capital	$-	$713,787
Accumulated deficit	-	(112,365)
Accumulated other comprehensive income	-	266,404
	$-	$867,826